Warrants - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 item $ / shares	Dec. 31, 2020 item $ / shares
Class of Warrant or Right [Line Items]
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination | $ / shares	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days for calculating Market Value	20	20
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Percentage of outstanding shares owned by holders to give approval for tender offer	50.00%	50.00%
Percentage of beneficial holding by tender offeror for approval	50.00%	50.00%
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Public Warrants expiration term	5 years	5 years
Threshold maximum period for filing registration statement after initial business combination	20 days	20 days
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis	60 days	60 days
Public Warrants [Member] | Redemption of Warrants when the price per Class A ordinary share equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Threshold number of business days before sending notice of redemption to warrant holders	3	3
Redemption period	30 days	30 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Public Warrants [Member] | Redemption of Warrants when the price per Class A Ordinary Share equals or exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Threshold number of business days before sending notice of redemption to warrant holders	3	3
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
Private Placement Warrants [Member] | Redemption of Warrants when the price per Class A Ordinary Share is less than $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	30	30